Borrowings - Securities Sold Under Agreements to Repurchase (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase [Line Items]
Balance at year end	$ 32,199,000	$ 23,745,000
Average daily balance during the year	$ 32,912,000	$ 22,798,000
Average interest rate during the year	0.61%	0.84%
Maximum month-end balance during the year	$ 40,282,000	$ 30,273,000
Weighted average interest rate at year-end	0.47%	0.89%
Percentage of fair value of securities pledged of the outstanding balance of repurchase agreement	1
Borrowings outstanding under line of credit as federal funds purchased	$ 0	$ 0
Federal Funds Purchased
Assets Sold under Agreements to Repurchase [Line Items]
Line of credit	$ 335,000,000	$ 305,000,000